Deferred Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Compensation
Deferred Compensation

6. Deferred Compensation

Pursuant to an October 2016 Note Purchase Agreement, the Company’s management had agreed to defer 20% of earned compensation until at least $5,000,000 has been received in cumulative funding from non-current stockholders.

As of March 31, 2021 and December 31, 2020, deferred compensation was $267,500 and $252,500, respectively.

9. Deferred Compensation

Pursuant to an October 2016 Note Purchase Agreement, the Company’s management had agreed to defer 20% of earned compensation until at least $5,000,000 has been received in cumulative funding from non-current stockholders.

Effective June 28, 2019, the Letter Agreement dated June 8, 2015 between the Company and Stephen LaNeve, the Company’s then President and Chief Executive Officer, and the Letter Agreement dated October 13, 2015 between the Company and Deina Walsh, the Company’s Chief Financial Officer, each relating to such individual’s employment with the Company, were not renewed by those employees. Each has entered into an independent contractor’s agreement with the Company.

As a result of the separation agreements, $379,167 of deferred compensation was forfeited and written off during the year ended December 31, 2019.

As of December 31, 2020 and 2019, deferred compensation was $252,500 and $192,500, respectively.